RESTRICTED STOCK (Tables)	12 Months Ended
Dec. 31, 2012
RESTRICTED STOCK [Abstract]
Schedule of Share-based Compensation related to Restricted Stock Grants

	Shares	Weighted Average Grant- Date Fair Value
Non-vested at December 31, 2009	547,559	$0.45
Granted	153,225	$1.24
Vested	(431,280)	$0.46
Non-vested at December 31, 2010	269,504	$0.89
Granted	259,258	$0.54
Vested	(211,365)	$1.13
Non-vested at December 31, 2011	317,397	$0.52
Granted	80,000	$0.50
Vested	(132,213)	$0.49
Cancellations and forfeitures	(185,184)	$0.54
Non-vested at December 31, 2012	80,000	$0.47